Net gain or loss on financial assets at FVTOCI and AFS financial assets_Details of net gain on financial assets at FVTOCI and AFS financial assets recognized (Details)		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of gains losses recognised in profit or loss availableforsale financial assets [Abstract]
Gains on redemption of securities (IFRS 9)		₩ 53,000,000
Gains on redemption of securities (IAS 39)				₩ 47,000,000	₩ 721,000,000
Gains on transaction of securities (IFRS 9)		1,994,000,000
Gains on transaction of securities (IAS 39)				223,961,000,000	47,985,000,000
Impairment losses on securities (IFRS 9)		0
Impairment losses on securities (IAS 39)				(31,300,000,000)	(49,741,000,000)
Total	[1]	2,047,000,000	$ 1,840,000	0	0
Total	[1]	₩ 0	$ 0	₩ 192,708,000,000	₩ (1,035,000,000)

[1]	The consolidated statements of comprehensive income for the year ended December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017 were not retrospectively restated in accordance with IFRS 9.